Cover	Apr. 21, 2025
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 21, 2025
Entity File Number	001-08675
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305822
Entity Address Address Line 1	4438 W. Lover’s Lane
Entity Address Address Line 2	Unit 100
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75209
City Area Code	406
Local Phone Number	606-4117
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false